FORM 13F COVER PAGE

Report for the Calendar Quarter ended: December 31,2008

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Cheswick Wright Wealth Management LLC
Address:          131 Rowayton Avenue
                  Rowayton, Connecticut 06853

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


/s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      January 8, 2008


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                    Cheswick Wright Wealth Management
                                                                 FORM 13F
                                                                12/31/2008

                                                       Form 13F Information Table                             Voting Authority
                                 Title                 --------------------------                       -------------------------
                                   of                      Value     Shares/  Sh/ Put/ Invstmt  Other
Name Of Issuer                   Class     CUSIP          (x$1000)   Prn Amt  Prn Call Dscretn  Mgrs   Sole   Shared    None
-------------------------       ------   ---------       ---------  -------- ---- ---- ------- ------  ----- --------  -------


COMMON STOCK
------------
3M Company                        COM    88579y101           408       7,095  SH        SOLE              0     0        7,095
AT&T Inc                          COM    00206r102           985      34,546  SH        SOLE         32,432     0        2,114
Abbott Laboratories               COM    002824100         1,512      28,334  SH        SOLE              0     0       28,334
Adobe Systems                     COM    00724f101           295      13,860  SH        SOLE              0     0       13,860
Allergan, Inc.                    COM    018490102           616      15,275  SH        SOLE              0     0       15,275
Amgen, Inc.                       COM    031162100         1,011      17,510  SH        SOLE              0     0       17,510
Apple, Inc.                       COM    037833100         1,552      18,182  SH        SOLE              0     0       18,182
Bank Of America Corp              COM    060505104           522      37,076  SH        SOLE         14,886     0       22,190
Bank of New York Mellon Corp      COM    064058100           239       8,430  SH        SOLE          8,080     0          350
Berkshire Hathaway                COM    084670207           324         101  SH        SOLE              0     0          101
Caterpillar Inc                   COM    149123101           320       7,153  SH        SOLE          6,823     0          330
Celgene Corp                      COM    151020104           625      11,305  SH        SOLE              0     0       11,305
Chevron Corp                      COM    166764100           969      13,105  SH        SOLE         12,325     0          780
Cisco System Inc                  COM    17275r102         3,762     230,779  SH        SOLE         18,468     0      212,311
Citigroup Inc                     COM    172967101            98      14,579  SH        SOLE         13,558     0        1,021
Coca Cola Co.                     COM    191216100         2,510      55,460  SH        SOLE          5,905     0       49,555
Computer Sciences Corp            COM    205363104           224       6,365  SH        SOLE          6,000     0          365
Costco Wholesale Corp             COM    22160k105         1,630      31,055  SH        SOLE          5,580     0       25,475
CVS Caremark Corp                 COM    126650100           208       7,245  SH        SOLE              0     0        7,245
Danaher Corp                      COM    235851102         2,004      35,395  SH        SOLE              0     0       35,395
EMC Corporation                   COM    268648102           106      10,135  SH        SOLE          9,570     0          565
Exelon Corp                       COM    30161n101           409       7,355  SH        SOLE          6,995     0          360
Exxon Mobil Corp                  COM    30231g102         6,581      82,433  SH        SOLE         12,289     0       70,144
Fiserve Inc.                      COM    337738108           757      20,825  SH        SOLE              0     0       20,825
Genentech Inc.                    COM    368710406           616       7,430  SH        SOLE              0     0        7,430
General Electric Co.              COM    369604103           239      14,770  SH        SOLE         13,585     0        1,185
Gilead Sciences                   COM    375558103           648      12,675  SH        SOLE              0     0       12,675
Goldman Sachs                     COM    38141g104           934      11,065  SH        SOLE              0     0       11,065
Hewlett-Packard Co.               COM    428236103           853      23,494  SH        SOLE         14,554     0        8,940
Honeywell Intl Inc                COM    438516106           269       8,185  SH        SOLE          7,585     0          600
I B M                             COM    459200101           743       8,840  SH        SOLE          5,875     0        2,965
Illinois Tool Works               COM    452308109           203       5,780  SH        SOLE          5,495     0          285
Intel Corp                        COM    458140100         2,789     190,250  SH        SOLE         21,032     0      169,218
JP Morgan Chase & Co.             COM    46625h100           407      12,895  SH        SOLE         12,315     0          580
Johnson & Johnson                 COM    478160104        11,068     185,001  SH        SOLE          8,170     0      176,831
McDonalds Corp                    COM    580135101           709      11,405  SH        SOLE         10,920     0          485
Medis echnologies                 COM    58500p107             4      10,250  SH        SOLE              0     0       10,250
Medtronic Inc                     COM    585055106           307       9,766  SH        SOLE          9,305     0          461
Metlife Inc                       COM    59156r108           355      10,175  SH        SOLE          9,740     0          435
Microsoft Corp                    COM    594918104         4,976     255,971  SH        SOLE         23,279     0      232,692
Molson Coors Brewing Co-B         COM    60871r209           337       6,880  SH        SOLE          6,530     0          350
Nike Inc Cl B                     COM    654106103           222       4,360  SH        SOLE          4,140     0          220
Pepsico Inc                       COM    713448108           900      16,433  SH        SOLE          7,110     0        9,323
Pfizer Inc                        COM    717081103         1,539      86,906  SH        SOLE         26,985     0       59,921
Procter & Gamble                  COM    742718109         1,912      30,929  SH        SOLE          6,825     0       24,104
Sabine Royalty Trust              COM    785688102           339       8,275  SH        SOLE              0     0        8,275
San Juan Basin Royalty Trust      COM    798241105           604      19,500  SH        SOLE              0     0       19,500
Schlumberger Ltd                  COM    806857108         1,711      40,425  SH        SOLE          7,300     0       33,125
Sigma-Aldrich                     COM    826552101         1,670      39,528  SH        SOLE          5,570     0       33,958
Synovus Financial Corp            COM    87161c105         4,201     506,111  SH        SOLE        506,111     0            0
Target Corp                       COM    87612e106           321       9,295  SH        SOLE          8,890     0          405
Time Warner Inc                   COM    887317105           133      13,215  SH        SOLE         12,595     0          620
Total System Services, Inc.       COM    891906109         3,771     269,376  SH        SOLE        269,376     0            0
Transocean Ltd                    COM    h8817h100           898      19,020  SH        SOLE              0     0       19,020
US Bancorp (New)                  COM    902973304           364      14,560  SH        SOLE         13,805     0          755
United Technologies               COM    913017109           866      16,170  SH        SOLE          7,385     0        8,785
Varian Medical                    COM    92220p105         2,435      69,490  SH        SOLE              0     0       69,490
Wellpoint Inc                     COM    94973v107           204       4,840  SH        SOLE          4,625     0          215
Wells Fargo Company               COM    949746101         7,857     266,504  SH        SOLE         13,375     0      253,129
                                                        ----------
Total Common Stock                                        83,071


ADR'S
Suncorp Energy                    COM        867229106     1,015      52,060  SH        SOLE    0           0           52,060
Teva Pharmaceuticals              COM        881624209     2,733      64,210  SH        SOLE    0           0           64,210
                                                         ----------
Tota; ADRs                                                 3,748

GRAND TOTAL                                               86,819
                                                       ==========

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   61
Form 13F Information Table Value Total:              $86,819



List of Other Included Managers:            NONE